SCHEDULE OF ROLLFORWARD FOR CONVERTIBLE NOTE (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Issuance consideration	$ 7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	$ 242,442